Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available for sale financial assets [line items]
Equity	$ 69,087	$ 94,445	$ 218,082	$ 217,280
Net income	(17,371)	10,838	(4,477)
Financial instruments at fair value through other comprehensive income	(8,235)	21,703	(1,441)
Exchange differences	(71,771)	73,855	48,610
Defined benefit obligation	(3)	(4,432)	(754)
Deferred Tax	(23,018)	9,496	6,375
Comprehensive income	(25,358)	27,894	3,959
Debt instruments issued	$ 6,204,856	$ 6,408,356
Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Helm Corredor de Seguros S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	79.985%	79.985%
Itau Chile Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	100.00%	100.00%
Non controlling Interest [Member]
Disclosure of available for sale financial assets [line items]
Equity	$ 69,087	$ 94,445
Net income	(17,371)	10,838
Financial instruments at fair value through other comprehensive income	(3,905)	952
Financial instruments at fair value through other comprehensive income	(3,859)	678
Available for sale investments			$ (827)
Exchange differences	(7,602)	17,368
Cash Flow hedges	2,117	(411)
Defined benefit obligation	1,629	(1,184)
Deferred Tax	(272)	331
Other comprehensive income	(7,987)	17,056
Comprehensive income	$ (25,358)	$ 27,894
Non controlling Interest [Member] | Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	20.20%	20.20%
Equity	$ 404	$ 478
Net income	(33)	125
Comprehensive income	$ (33)	$ 125
Non controlling Interest [Member] | Itau Corpbanca Colombia S.A. y filiales [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	12.90%		20.20%
Equity	$ 68,683		$ 409
Net income	(17,338)		15
Financial instruments at fair value through other comprehensive income	(3,859)
Exchange differences	(7,602)
Cash Flow hedges	2,117
Defined benefit obligation	1,629
Deferred Tax	(272)
Other comprehensive income	(7,987)
Comprehensive income	(25,325)		$ 15
Non controlling Interest [Member] | Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		12.90%	33.721%
Equity		$ 93,967	$ 217,673
Net income		10,713	(4,500)
Financial instruments at fair value through other comprehensive income		952	(664)
Exchange differences		17,368	10,244
Effect hedge Accounting Foreign Investment			(1,195)
Cash Flow hedges		(411)
Defined benefit obligation		(1,184)	(254)
Deferred Tax		331	305
Other comprehensive income		17,056	8,436
Comprehensive income		27,769	3,936
Non controlling Interest [Member] | Itau Administradora General de Fondos S.A. [member]
Disclosure of available for sale financial assets [line items]
Net income			8
Comprehensive income			8
Non controlling Interest [Member] | Itau Corpbanca Corredores de Bolsa Limitada [member]
Disclosure of available for sale financial assets [line items]
Equity			218,082
Net income			(4,477)
Financial instruments at fair value through other comprehensive income			(664)
Exchange differences			10,244
Effect hedge Accounting Foreign Investment			(1,195)
Defined benefit obligation			(254)
Deferred Tax			305
Other comprehensive income			8,436
Comprehensive income			3,959
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Equity	52
Debt instruments issued	$ 3,807
Debt instrument losses		678	827
Equity instrument gains		$ 274	$ 163